REVENUE AND OTHER OPERATING INCOME - Schedule of minimum future revenue receivable under fixed rate contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total minimum lease payments	$ 49,967	$ 102,885
Not later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total minimum lease payments	38,619	60,562
Later than one year and not later than two years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total minimum lease payments	$ 11,348	30,975
Later than two years and not later than three years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total minimum lease payments		$ 11,348